TAX SITUATION	12 Months Ended
Dec. 31, 2020
TAX SITUATION
TAX SITUATION

19          TAX SITUATION

a)    Credicorp is not subject to income tax or any taxes on capital gains, equity or property in Bermuda. Credicorp’s Peruvian subsidiaries are subject to the Peruvian tax regime.

The income tax rate in Peru as of December 31, 2020, 2019 and 2018 was 29.5 percent of the taxable income after calculating the worker’s participation, which is determined using a rate of 5.0 percent.

Through Legislative Decree No. 1471 issued under the scope of Law No. 31011, a rule that delegated various legislative powers to the Executive Branch and in force as of April 30, 2020, it is exceptionally provided that taxpayers who generate business income may alternatively to the procedure described in article 85° of the Income Tax Law, choose to modify or suspend their payments on account for the months of April, May, June and/or July of the taxable year 2020 in order to assist with the economic reactivation as a result of the Coronavirus pandemic.

As a procedure, it was established that the net income obtained in each month 2020 should be compared with those obtained in the same month of the year 2019. In this sense, the following scenarios and effects of such comparison could occur:

- If they decrease by more than 30%, the suspension is applied.

- If they decrease up to 30%, it will be multiplied by a factor of 0.5846.

In this regard, Banco de Crédito del Perú accepted the modification of the coefficient of the payment on account for the months of April, May and July of 2020 due to the decrease in its net income compared to the previous year, in 8.17%,  23.97% and 15.19%, respectively.

Likewise, Mibanco accepted the modification of the coefficient of payment on account for the months of May, June and July 2020 due to the decrease in its net income compared to the previous year, by 11.57%,  8.73 and 21.95%, respectively.

The income tax rate in Bolivia is 25.0 percent as of December 31, 2020, 2019 and 2018. Financial entities have an additional rate if the ROE exceeds 6.0 percent; in that case, they must consider an additional 25.0 percent, with which the rate would be 50.0 percent.

In the case of Chile, for the period 2019 and 2018 there were two tax regimes: partially integrated regime and attributed regime. Credicorp Capital Holding Chile and all their Subsidiaries was taxed under the partially integrated regime, whose first category income tax rate for domiciled legal entities was 27.0 percent for both periods.

With the change in tax legislation of Chile in 2020, two new regimes currently in force are established: the general regime and the Pro-SME regime, for smaller companies. Credicorp Capital Holding Chile, like all its subsidiaries, is taxed under the general tax regime, whose first category income tax rate for domiciled legal entities remains at 27.0 percent as of December 31, 2020 and for future periods.

On the other hand, individuals or legal entities not domiciled in Chile will be subject to a tax called “Additional income tax” whose rates are between 4.0 percent and 35.0 percent, depending on the nature of the income. Additionally, Chile has signed treaties to avoid double taxation with different countries so certain income could be released from withholding tax or for the use of reduced rates.

In the case of Colombia, the income tax rate for 2018 was 33.0 percent on taxable income, plus a 4.0 percent surcharge for all entities (whose tax base is taxable income minus $800.0 million of Colombian pesos). For the year of 2019, under the law called “Financing Law” N° 1943 dated December 28, 2018, the income tax rate of 33.0 percent was established without surcharge for all entities. For the year of 2020, under the law N° 2010 issued on December 27, 2019, the tax rates are as follows:

		Additional
Taxable year	Rate	rate (surcharge) (*)
2020	32	4
2021	31	3
2022	30	3
As of 2023	30	—

(*)The additional rate (surcharge) will be applicable only to financial entities, that in the corresponding taxable year have a taxable income equal or greater than 120,000 Tax Value Unit (“UVT” from its Spanish acronym), which as of December 31, 2020 is equivalent to a total of S/4.5 million; in that sense, Credicorp Capital Colombia, Credicorp Capital Fiduciaria and Banco de la Microempresa de Colombia (before Banco Compartir) must pay the income tax taking into account the aforementioned.

Atlantic Security Holding Corporation and its Subsidiaries are not subject to taxes in the Cayman Islands or Panama. For the years ended December 31, 2020, 2019 and 2018, no taxable income was generated from the operations in the United States of America.

The reconciliation of the statutory income tax rate to the effective tax rate for the Group is as follows:

	2020		2019		2018
	In millions	%	In millions	%	In millions	%

Theoretical tax and income tax rate in Perú	(66.1)	(29.50)	(1,764.0)	(29.50)	(1,649.8)	(29.50)
Increase (decrease) in the statutory tax rate due to:
(i) Increase (decrease) due to the profit of subsidiaries not domiciled in Perú	50.1	22.36	49.9	—	41.9	—
(ii) Provision tax on dividends	(44.6)	(19.91)	(142.7)	—	(46.8)	—
(iii) Non-taxable income, net	117.3	52.32	233.8	3.91	133.7	2.39
(iv) Change in estimate of deferred tax rate, net (Banco de Crédito de Bolivia)	53.3	23.80	—	—	—	—
Income tax and effective income tax rate	110.0	49.06	(1,623.0)	(25.59)	(1,521.0)	(27.11)

b)    Income tax expense for the years ended December 31, 2020, 2019 and 2018 comprises:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Current -
In Peru	926,361	1,469,497	1,315,896
In other countries	110,973	206,120	113,912
	1,037,334	1,675,617	1,429,808

Deferred -
In Peru	(927,130)	(30,862)	87,952
In other countries	(220,181)	(21,573)	3,149
	(1,147,311)	(52,435)	91,101
Total	(109,977)	1,623,182	1,520,909

The deferred income tax has been calculated on all temporary differences, considering the income tax rates effective where Credicorp’s subsidiaries are located.

The variation in the income tax expense and the deferred is mainly due to the increase in pproximately S/725.0 million as of December 31, 2020 because of the increase of the allowance of loan losses. Also, the increased of the recognition of a lower deduction for S/68.0 million as of December 31, 2020 in relation to intangible assets since there is a lower number of activated projects at the end of said period.

c)    The following table presents a summary of the Group’s deferred income tax:

	2020	2019
	S/(000)	S/(000)
Deferred income tax asset, net
Deferred asset
Allowance for loan losses for loan portfolio	1,738,240	699,970
Freezing credits (zero rate) and FAE funds	45,317	—
Provision for profit sharing	40,648	57,351
Carry forward tax losses	34,972	4,773
Provision for pending vacations	25,994	24,378
Provision for sundry expenses and risks	24,972	35,056
Depreciation of improvements for leased premises	24,945	19,005
Provision of interest on overdue refinanced loans	24,254	—
Unrealized losses due to valuation of investments at fair value through other comprehensive income	21,062	632
Provision of Stock awards	15,325	2,233
Unrealized loss in valuation on cash flow hedge derivatives	999	14,992
Others	83,717	50,403

Deferred liability
Intangibles, net	(219,980)	(223,101)
Buildings depreciation	(65,052)	(66,818)
Adjustment for difference in exchange of SUNAT and SBS	(28,424)	(30,846)
Unrealized gain due to valuation of investments at fair value through other comprehensive income	(28,377)	(12,387)
Deferred acquisitions costs - DAC	(14,705)	(17,578)
Unrealized gain from valuation of fair value hedging derivatives	(13,714)	(9,451)
Buildings revaluation	(4,234)	(4,795)
Unrealized gain in valuation on cash flow hedge derivatives	(3,974)	(2,021)
Fluctuation of the fair value of the covered bonds	(1,707)	(7,971)
Others	(6,623)	(12,977)
Total	1,693,655	520,848

Deferred income tax liability, net
Deferred asset
Unrealized losses due to valuation of investments at fair value through other comprehensive income	20,488	6,229
Carry forward tax losses	19,443	14,309
Provision for sundry expenses and risks	18,634	5,313
Deferred income due to commission	9,021	8,138
Allowance for loan losses for insurance	—	6,945
Provision for profit sharing	4,041	8,562
Others	21,514	19,351

Deferred liability
Intangibles, net	(41,491)	(50,048)
Gain generated in the reorganization of Pacífico EPS	(39,515)	(39,515)
Unrealized gain due to valuation of investments at fair value through other comprehensive income	(36,796)	(34,054)
Deferred acquisitions costs - DAC	(26,616)	(27,925)
Technical reserves for premiums	—	(23,180)
Catastrophic insurance reserve	(10,682)	(9,776)
Leasing operations related to loans	(3,595)	(3,810)
Buildings revaluation	(3,558)	(3,463)
Others	(36,417)	(11,280)
Total	(105,529)	(134,204)

As of December 31, 2020 and 2019, the Group has recorded a deferred liability of deferred income tax of S/26.6 million for both periods corresponding to unrealized gains and losses generated by investments at fair value through other comprehensive income and cash flow hedges derivatives.

As of December 31, 2018, the Group has recorded a deferred liability of deferred income tax of S/5.3 million, corresponding to unrealized gains and losses generated by investments at fair value through other comprehensive income and cash flow hedges derivatives.

d)    The Peruvian Tax Authority has the right to review and, if necessary, amend the annual income tax returns filed by Peruvian subsidiaries up to four years after their filing date. Income tax returns of the major subsidiaries open for examination by the tax authorities are as follows:

Banco de Crédito del Perú S.A.	2016 to 2020
Mibanco, Banco de la Microempresa S.A.	2016 to 2020
Prima AFP S.A	2016 to 2020
Pacífico Compañía de Seguros y Reaseguros	2017 to 2020
Pacífico Peruano Suiza	2017

On September 11, 2019 and December 12, 2019, the Tax Authority began the audit process of the affidavit of income tax of the third category of the periods 2014 and 2015, respectively, of Banco de Crédito del Perú, a process that is still in process. Likewise, on December 10, 2019, the Tax Administration notified the Determination resolution, thus ending the inspection process of the declaration of the Income tax for fiscal year 2013 in which a lower income tax payment was determined rent.

It is important to mentioned that the Peruvian Tax Authority is auditing the Income Tax declaration of 2015 of Mibanco and the Income Tax declaration of 2016 of Pacifico Compañía de Seguros y Reaseguros and Pacífico Vida.

The Bolivian, Chilean and Colombian Tax Authorities have the power to review and, if applicable, make a new determination for the income tax calculated by the subsidiaries located in said countries in the previous 8 years, 3 years and 3 years, respectively, upon presentation of their Income Tax declarations. Additionally, in the case of Colombia, a period of 6 years was established for the taxpayers obliged to apply Transfer Prices or taxpayers who report tax losses. The annual income tax declarations pending examination by the overseas tax authorities are the following:

Banco de Crédito de Bolivia	2012, 2014, 2015 to 2020
Credicorp Capital Colombia	2016, 2017, 2018 to 2020
Credicorp Capital Holding Chile	2020

Since tax regulations are subject to interpretation by the different Tax Authorities where Credicorp’s subsidiaries are located, it is not possible to determine at the present date whether any significant additional liabilities may arise from any eventual tax examinations of the Credicorp’s subsidiaries. Any resulting unpaid taxes, tax penalties or interest that may arise will be recognized as expenses in the year in which they are determined. However, Management of Credicorp and its Subsidiaries and their legal counsel consider that any additional tax assessments would not have a significant impact on the consolidated financial statements as of December 31, 2020 and 2019.